long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Finance leases	$ 102
Total	24,205	$ 22,478
Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	$ 21,439	19,762
Finance leases
Long-term debt maturities
Repayment term of finance lease	2 years
Weighted average interest rate	2.87%
Composite long-term debt
Long-term debt maturities
Total	$ 14,115
Total	7,178
Total	21,293
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	3,726
Future cash outflows in respect of associated interest and like carrying costs	1,906
Undiscounted contractual maturities	5,632
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(3,300)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(1,838)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(5,138)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	3,188
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	1,698
Undiscounted contractual maturities - Derivative Liabilities, Pay	4,886
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	3,614
Total	1,766
Total	5,380
Cdn. Dollars
Long-term debt maturities
Total	10,501
Total	5,412
Total	15,913
Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10,399
Future cash outflows in respect of associated interest and like carrying costs	5,408
Undiscounted contractual maturities	15,807
Cdn. Dollars | Finance leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Finance leases	102
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	4
Undiscounted contractual maturities - Finance leases	106
First year
Long-term debt maturities
Total	3,772	4,360
First year | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,349	1,928
First year | Composite long-term debt
Long-term debt maturities
Total	815
First year | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	784
First year | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(776)
First year | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	755
First year | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	763
First year | Cdn. Dollars
Long-term debt maturities
Total	52
First year | Cdn. Dollars | Finance leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Finance leases	52
2 years hence
Long-term debt maturities
Total	1,867	1,573
2 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,567	1,531
2 years hence | Composite long-term debt
Long-term debt maturities
Total	1,058
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
2 years hence | Cdn. Dollars
Long-term debt maturities
Total	1,050
2 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,000
2 years hence | Cdn. Dollars | Finance leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Finance leases	50
3 years hence
Long-term debt maturities
Total	1,766	1,501
3 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,567	1,480
3 years hence | Composite long-term debt
Long-term debt maturities
Total	1,083
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
3 years hence | Cdn. Dollars
Long-term debt maturities
Total	1,075
3 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,075
4 years hence
Long-term debt maturities
Total	2,099	1,577
4 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	2,086	1,480
4 years hence | Composite long-term debt
Long-term debt maturities
Total	1,651
4 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	402
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	402
4 years hence | Cdn. Dollars
Long-term debt maturities
Total	1,249
4 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,249
5 years hence
Long-term debt maturities
Total	899	1,933
5 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	886	1,913
5 years hence | Composite long-term debt
Long-term debt maturities
Total	500
5 years hence | Cdn. Dollars
Long-term debt maturities
Total	500
5 years hence | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	500
5 years hence and 10 years before
Long-term debt maturities
Total	6,190	5,900
5 years hence and 10 years before | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	6,240	5,796
5 years hence and 10 years before | Composite long-term debt
Long-term debt maturities
Total	4,759
5 years hence and 10 years before | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,501
5 years hence and 10 years before | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,501)
5 years hence and 10 years before | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459
5 years hence and 10 years before | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,459
5 years hence and 10 years before | Cdn. Dollars
Long-term debt maturities
Total	3,300
5 years hence and 10 years before | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	3,300
Thereafter
Long-term debt maturities
Total	7,612	5,634
Thereafter | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	7,744	$ 5,634
Thereafter | Composite long-term debt
Long-term debt maturities
Total	4,249
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,023
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,023)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	974
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	974
Thereafter | Cdn. Dollars
Long-term debt maturities
Total	3,275
Thereafter | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 3,275